Net (Loss) Income per Unit - Additional Information (Details) - shares	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Earnings Per Share [Abstract]
Potential dilutive units outstanding diluted	0	0